NOTE 21. BORROWINGS	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
NOTE 21. BORROWINGS

NOTE 21. BORROWINGS

	Consolidated
	December 31, 2020 A$	December 31, 2019 A$
Bank overdraft, unsecured	-	902,482
Bank borrowings, unsecured	-	915,300
	-	1,817,782

During the year 2020, the Group restructured of certain subsidiaries which had the bank overdraft and bank borrowings. The details of these disposals are listed out in note 27.